Investments in Unconsolidated Entities - Schedule of Cumulative Investment in Entities on Equity Method, Including Share of Earnings and Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Investments in unconsolidated entities	$ 16,805	$ 20,923
Limited Partnerships and Limited Liability Company Interests [Member]
Schedule of Investments [Line Items]
Investments in unconsolidated entities	13,710	18,454
General Partnership Interests [Member]
Schedule of Investments [Line Items]
Investments in unconsolidated entities	$ 3,095	$ 2,469